General (Details) $ in Thousands		3 Months Ended	9 Months Ended
	Jul. 12, 2018 USD ($)	Sep. 30, 2018 USD ($) carrier	Sep. 30, 2018 USD ($) $ / barrel carrier	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 19, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Derivative asset		$ 16,225	$ 16,225		$ 10,166
Oil price per barrel | $ / barrel			60
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier		10	10
Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier		3	3
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		12	12
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		18	18
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		1	1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		8	8
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		1	1
LNG Carrier | FLNG | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier		1	1
FLNG
Property, Plant and Equipment [Line Items]
Derivative asset					79,600	$ 79,600
Derivative liability					79,600
Energy Related Derivative - Oil | FLNG
Property, Plant and Equipment [Line Items]
Unrealized gain on oil derivative instrument			$ 185,770	$ 0
Energy Related Derivative - Oil | FLNG | Fair value | Level 2
Property, Plant and Equipment [Line Items]
Derivative asset		$ 280,500	280,500		$ 94,700
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC | Golar, Keppel, and B&V
Property, Plant and Equipment [Line Items]
Equity method investment, aggregate cost	$ 658,000
Portion of net lease obligations	50.00%
Related Party, Deposit Amount Incl. Accrued Interest | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC | Golar, Keppel, and B&V
Property, Plant and Equipment [Line Items]
Deposits received	$ 71,900
Golar Tundra | Related Party, Deposit Amount Incl. Accrued Interest | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Deposits received	$ 110,100
Variable Interest Entity, Primary Beneficiary | CMBL Agreement | Golar Tundra
Property, Plant and Equipment [Line Items]
Capital Lease Obligations		125,937	125,937
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement | Golar Seal
Property, Plant and Equipment [Line Items]
Capital Lease Obligations		$ 143,849	$ 143,849
Series A Preferred Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Series A Preferred Units | Golar | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Ownership percentage	89.10%
Series A Preferred Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
Series B Preferred Units | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Entitlement to distributions		95.00%
Series B Preferred Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Series B Preferred Units | Golar | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Ownership percentage	89.10%
Series B Preferred Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
Common Units | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Entitlement to distributions		5.00%
Entitlement to vehicle expansion capacity distributions		5.00%
Ownership percentage	44.60%
Common Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%
Common Units | Golar LNG Partners | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%
Common Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.40%